Fair Value Measurements (Carrying Value And Fair Value Of Long-Term Debt) (Details) (USD $)	May 26, 2013	May 27, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of long-term debt	$ 2,496,200,000	$ 1,803,600,000
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of long-term debt	2,500,000,000	1,800,000,000
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of long-term debt	$ 2,400,000,000	$ 1,990,000,000